Financial instruments: valuation - Liabilities at Amortised Cost (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Fair value of liabilities
Financial Liabilities	£ 740,189	£ 755,667
Fair value, Financial liabilities	167,807	236,157
Financial liabilities at amortised cost
Fair value of liabilities
Financial Liabilities	567,941	515,004
Level 1
Fair value of liabilities
Fair value, Financial liabilities	20,507	19,045
Level 2
Fair value of liabilities
Fair value, Financial liabilities	146,691	216,218
Level 3
Fair value of liabilities
Fair value, Financial liabilities	609	894
Deposits by banks
Fair value of liabilities
Financial Liabilities	26,279	20,606
Deposits by banks | Financial liabilities at amortised cost
Fair value of liabilities
Financial Liabilities	26,279	20,606
Customer deposits
Fair value of liabilities
Financial Liabilities	479,810	431,739
Customer deposits | Financial liabilities at amortised cost
Fair value of liabilities
Financial Liabilities	479,810	431,739
Settlement balances liabilities
Fair value of liabilities
Financial Liabilities	2,068	5,545
Settlement balances liabilities | Financial liabilities at amortised cost
Fair value of liabilities
Financial Liabilities	2,068	5,545
Financial liabilities, subordinated
Fair value of liabilities
Financial Liabilities	8,429	9,962
Fair value, Financial liabilities	703	793
Financial liabilities, subordinated | Financial liabilities at amortised cost
Fair value of liabilities
Financial Liabilities	7,726	9,169
Financial liabilities, subordinated | Level 2
Fair value of liabilities
Fair value, Financial liabilities	703	793
Notes in circulation
Fair value of liabilities
Financial Liabilities	3,047	2,655
Notes in circulation | Financial liabilities at amortised cost
Fair value of liabilities
Financial Liabilities	3,047	2,655
Items where fair values approximates carrying value | Deposits by banks | Financial liabilities at amortised cost
Fair value of liabilities
Financial Liabilities	4,900	4,400
Items where fair values approximates carrying value | Customer deposits | Financial liabilities at amortised cost
Fair value of liabilities
Financial Liabilities	442,400	371,700
Items where fair values approximates carrying value | Settlement balances liabilities | Financial liabilities at amortised cost
Fair value of liabilities
Financial Liabilities	2,100	5,500
Items where fair values approximates carrying value | Notes in circulation | Financial liabilities at amortised cost
Fair value of liabilities
Financial Liabilities		2,700
Fair value, Financial liabilities	3,000
Carrying value | Deposits by banks | Financial liabilities at amortised cost
Fair value of liabilities
Financial Liabilities	21,400	16,200
Carrying value | Customer deposits | Financial liabilities at amortised cost
Fair value of liabilities
Financial Liabilities	37,400	60,000
Carrying value | Other financial liabilities - debt securities in issue | Financial liabilities at amortised cost
Fair value of liabilities
Financial Liabilities	47,700	43,400
Carrying value | Financial liabilities, subordinated | Financial liabilities at amortised cost
Fair value of liabilities
Financial Liabilities	7,700	9,200
At fair value | Deposits by banks | Financial liabilities at amortised cost
Fair value of liabilities
Fair value, Financial liabilities	21,000	16,200
At fair value | Deposits by banks | Level 2 | Financial liabilities at amortised cost
Fair value of liabilities
Fair value, Financial liabilities	18,700	11,300
At fair value | Deposits by banks | Level 3 | Financial liabilities at amortised cost
Fair value of liabilities
Fair value, Financial liabilities	2,300	4,900
At fair value | Customer deposits | Financial liabilities at amortised cost
Fair value of liabilities
Fair value, Financial liabilities	37,600	60,100
At fair value | Customer deposits | Level 2 | Financial liabilities at amortised cost
Fair value of liabilities
Fair value, Financial liabilities	18,100	10,100
At fair value | Customer deposits | Level 3 | Financial liabilities at amortised cost
Fair value of liabilities
Fair value, Financial liabilities	19,500	50,000
At fair value | Other financial liabilities - debt securities in issue | Financial liabilities at amortised cost
Fair value of liabilities
Fair value, Financial liabilities	48,600	44,600
At fair value | Other financial liabilities - debt securities in issue | Level 2 | Financial liabilities at amortised cost
Fair value of liabilities
Fair value, Financial liabilities	41,400	34,700
At fair value | Other financial liabilities - debt securities in issue | Level 3 | Financial liabilities at amortised cost
Fair value of liabilities
Fair value, Financial liabilities	7,200	9,900
At fair value | Financial liabilities, subordinated | Financial liabilities at amortised cost
Fair value of liabilities
Fair value, Financial liabilities	8,300	9,800
At fair value | Financial liabilities, subordinated | Level 2 | Financial liabilities at amortised cost
Fair value of liabilities
Fair value, Financial liabilities	8,200	9,700
At fair value | Financial liabilities, subordinated | Level 3 | Financial liabilities at amortised cost
Fair value of liabilities
Fair value, Financial liabilities	£ 100	£ 100